Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000168333
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class A
Trading Symbol	RSPFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$135	1.33%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Partners Fund Class A @ NAV - $27,580	Victory RS Partners Fund Class A @ MOP - $25,994	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2000® Value Index - $24,256
12/15	$10,000	$9,425	$10,000	$10,000
12/16	$12,404	$11,691	$11,274	$13,174
12/17	$14,166	$13,352	$13,656	$14,207
12/18	$12,461	$11,745	$12,940	$12,379
12/19	$16,285	$15,349	$16,954	$15,151
12/20	$16,360	$15,420	$20,495	$15,853
12/21	$21,200	$19,981	$25,754	$20,335
12/22	$20,239	$19,075	$20,808	$17,390
12/23	$23,407	$22,062	$26,209	$19,937
12/24	$26,901	$25,355	$32,448	$21,543
12/25	$27,580	$25,994	$38,012	$24,256

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	2.52%	11.01%	10.68%
Class A @ MOP	-3.37%	9.70%	10.02%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 573,633,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,547,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%

C000168334
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R
Trading Symbol	RSPKX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$171	1.69%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Partners Fund Class R - $26,612	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2000® Value Index - $24,256
12/15	$10,000	$10,000	$10,000
12/16	$12,364	$11,274	$13,174
12/17	$14,071	$13,656	$14,207
12/18	$12,328	$12,940	$12,379
12/19	$16,058	$16,954	$15,151
12/20	$16,067	$20,495	$15,853
12/21	$20,751	$25,754	$20,335
12/22	$19,743	$20,808	$17,390
12/23	$22,743	$26,209	$19,937
12/24	$26,045	$32,448	$21,543
12/25	$26,612	$38,012	$24,256

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	2.17%	10.62%	10.28%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 573,633,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,547,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%

C000244343
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R6
Trading Symbol	RPPRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Partners Fund Class R6 - $13,797	Russell 3000® Index (regulatory broad based index) - $16,631	Russell 2000® Value Index - $14,550
6/23Footnote Reference*	$10,000	$10,000	$10,000
12/23	$11,600	$11,467	$11,959
12/24	$13,392	$14,197	$12,922
12/25	$13,797	$16,631	$14,550

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class R6	3.03%	13.27%
Russell 3000® Index	17.15%	21.76%
Russell 2000® Value Index	12.59%	15.62%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 573,633,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,547,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%

C000168335
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class Y
Trading Symbol	RSPYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Partners Fund Class Y - $2,854,684	Russell 3000® Index (regulatory broad based index) - $3,801,169	Russell 2000® Value Index - $2,425,618
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,244,101	$1,127,352	$1,317,409
12/17	$1,425,658	$1,365,568	$1,420,666
12/18	$1,257,900	$1,293,989	$1,237,911
12/19	$1,650,079	$1,695,371	$1,515,129
12/20	$1,662,833	$2,049,497	$1,585,345
12/21	$2,162,259	$2,575,419	$2,033,528
12/22	$2,070,699	$2,080,761	$1,739,005
12/23	$2,403,427	$2,620,860	$1,993,709
12/24	$2,773,506	$3,244,829	$2,154,294
12/25	$2,854,684	$3,801,169	$2,425,618

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	2.93%	11.41%	11.06%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 573,633,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,547,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%

C000219866
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Member Class
Trading Symbol	RSPMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed, as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell 2000® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and consumer discretionary sectors.

  In the industrials sector, the Fund benefited from its holding in Atmus Filtration Technologies, Inc., a global leader in filtration solutions and the owner of the well-known Fleetguard brand.

  Despite a challenging environment for consumer spending, we believe we identified compelling opportunities in the consumer discretionary sector. Garret Motion, Inc., a designer and manufacturer of turbochargers, had a positive return during the period as the company continued to execute on its operational and strategic initiatives.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business, driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Partners Fund Member Class - $21,331	Russell 3000® Index (regulatory broad based index) - $21,472	Russell 2000® Value Index - $19,223
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$12,522	$11,577	$12,564
12/21	$16,265	$14,548	$16,116
12/22	$15,556	$11,754	$13,782
12/23	$18,031	$14,804	$15,800
12/24	$20,768	$18,329	$17,073
12/25	$21,331	$21,472	$19,223

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Member Class	2.71%	11.24%	15.81%Footnote Reference
Russell 3000® Index	17.15%	13.15%	15.96%
Russell 2000® Value Index	12.59%	8.88%	13.50%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 573,633,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 4,547,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$573,633
Number of Holdings	70
Investment Advisory Fees	$4,547
Portfolio Turnover	65%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Communication Services	2.2%
Materials	3.7%
Health Care	4.7%
Utilities	4.9%
Energy	6.2%
Information Technology	7.0%
Real Estate	7.9%
Consumer Discretionary	12.1%
Industrials	16.6%
FinancialsFootnote Reference**	29.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.0%
Ameris Bancorp	2.7%
FNB Corp.	2.7%
The St. Joe Co.	2.6%
UMB Financial Corp.	2.6%
Garrett Motion, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Old National Bancorp	2.5%
Black Hills Corp.	2.4%
V2X, Inc.	2.1%

C000168336
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class A
Trading Symbol	RSVAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell Midcap® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and health care sectors.

  In the industrials sector the Fund benefited from its holding in Api Group Corp., a global business services provider, which specializes in life safety, security, and specialty services.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued its strategic pivot toward higher return segments.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Value Fund Class A @ NAV - $23,282	Victory RS Value Fund Class A @ MOP - $21,942	Russell 1000® Index (regulatory broad based index) - $39,030	Russell Midcap® Value Index - $25,421
12/15	$10,000	$9,424	$10,000	$10,000
12/16	$11,092	$10,454	$11,205	$12,000
12/17	$13,023	$12,274	$13,636	$13,601
12/18	$11,623	$10,954	$12,983	$11,930
12/19	$15,267	$14,388	$17,063	$15,158
12/20	$14,871	$14,015	$20,640	$15,910
12/21	$18,933	$17,843	$26,101	$20,419
12/22	$18,370	$17,313	$21,108	$17,962
12/23	$19,752	$18,615	$26,708	$20,246
12/24	$22,247	$20,967	$33,255	$22,892
12/25	$23,282	$21,942	$39,030	$25,421

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	4.65%	9.38%	8.82%
Class A @ MOP	-1.37%	8.09%	8.17%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 249,025,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,205,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$249,025
Number of Holdings	61
Investment Advisory Fees	$2,205
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	2.0%
Consumer Staples	4.3%
Real Estate	5.8%
Consumer Discretionary	7.1%
Energy	7.1%
Utilities	7.4%
Health Care	8.4%
Information Technology	10.1%
Industrials	21.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.7%
MarketAxess Holdings, Inc.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.0%
Mattel, Inc.	2.9%
SS&C Technologies Holdings, Inc.	2.8%
FirstEnergy Corp.	2.8%
CenterPoint Energy, Inc.	2.4%
AMETEK, Inc.	2.4%
NNN REIT, Inc.	2.4%
The Timken Co.	2.3%

C000168337
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class C
Trading Symbol	RVACX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$211	2.07%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell Midcap® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and health care sectors.

  In the industrials sector the Fund benefited from its holding in Api Group Corp., a global business services provider, which specializes in life safety, security, and specialty services.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued its strategic pivot toward higher return segments.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Value Fund Class C @ NAV - $21,888	Victory RS Value Fund Class C @ CDSC - $21,888	Russell 1000® Index (regulatory broad based index) - $39,030	Russell Midcap® Value Index - $25,421
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$11,001	$11,001	$11,205	$12,000
12/17	$12,820	$12,820	$13,636	$13,601
12/18	$11,358	$11,358	$12,983	$11,930
12/19	$14,802	$14,802	$17,063	$15,158
12/20	$14,306	$14,306	$20,640	$15,910
12/21	$18,066	$18,066	$26,101	$20,419
12/22	$17,395	$17,395	$21,108	$17,962
12/23	$18,570	$18,570	$26,708	$20,246
12/24	$20,916	$20,916	$33,255	$22,892
12/25	$21,888	$21,888	$39,030	$25,421

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	3.83%	8.54%	8.15%
Class C @ CDSC	2.89%	8.54%	8.15%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 249,025,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,205,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$249,025
Number of Holdings	61
Investment Advisory Fees	$2,205
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	2.0%
Consumer Staples	4.3%
Real Estate	5.8%
Consumer Discretionary	7.1%
Energy	7.1%
Utilities	7.4%
Health Care	8.4%
Information Technology	10.1%
Industrials	21.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.7%
MarketAxess Holdings, Inc.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.0%
Mattel, Inc.	2.9%
SS&C Technologies Holdings, Inc.	2.8%
FirstEnergy Corp.	2.8%
CenterPoint Energy, Inc.	2.4%
AMETEK, Inc.	2.4%
NNN REIT, Inc.	2.4%
The Timken Co.	2.3%

C000168339
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class Y
Trading Symbol	RSVYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund underperformed as investors factor low-quality, high-beta equities, with unprofitable companies notably outperforming the Fund’s benchmark, the Russell Midcap® Value Index (the “Index”). The Fund’s disciplined focus on high-quality businesses-characterized by strong balance sheets, durable cash flows, and improving return on invested capital – was not rewarded in this environment, resulting in the Fund’s relative underperformance to the Index for the year.

Top contributors to performance:

  The Fund’s performance relative to the Index was bolstered by strong stock selection within the industrials and health care sectors.

  In the industrials sector the Fund benefited from its holding in Api Group Corp., a global business services provider, which specializes in life safety, security, and specialty services.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued its strategic pivot toward higher return segments.

Top detractors from performance:

  The Fund’s performance was hindered by holdings within the financials sector, most notably due to the underperformance of Euronet Worldwide, Inc (“Euronet”), a global financial technology company. Euronet experienced weakness in its money transfer business driven primarily by headwinds from increased immigration enforcement, which impacted transaction volumes.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Value Fund Class Y - $2,383,960	Russell 1000® Index (regulatory broad based index) - $3,902,976	Russell Midcap® Value Index - $2,542,149
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,111,399	$1,120,537	$1,199,977
12/17	$1,308,172	$1,363,550	$1,360,104
12/18	$1,170,257	$1,298,316	$1,192,952
12/19	$1,541,157	$1,706,327	$1,515,790
12/20	$1,504,688	$2,064,029	$1,591,044
12/21	$1,919,509	$2,610,068	$2,041,908
12/22	$1,867,468	$2,110,842	$1,796,223
12/23	$2,012,289	$2,670,832	$2,024,597
12/24	$2,272,626	$3,325,480	$2,289,214
12/25	$2,383,960	$3,902,976	$2,542,149

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	4.90%	9.64%	9.08%
Russell 1000® Index	17.37%	13.59%	14.59%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 249,025,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,205,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$249,025
Number of Holdings	61
Investment Advisory Fees	$2,205
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Materials	2.0%
Consumer Staples	4.3%
Real Estate	5.8%
Consumer Discretionary	7.1%
Energy	7.1%
Utilities	7.4%
Health Care	8.4%
Information Technology	10.1%
Industrials	21.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Globe Life, Inc.	3.7%
MarketAxess Holdings, Inc.	3.6%
Teva Pharmaceutical Industries Ltd., ADR	3.0%
Mattel, Inc.	2.9%
SS&C Technologies Holdings, Inc.	2.8%
FirstEnergy Corp.	2.8%
CenterPoint Energy, Inc.	2.4%
AMETEK, Inc.	2.4%
NNN REIT, Inc.	2.4%
The Timken Co.	2.3%

C000168329
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class A
Trading Symbol	GPAFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

In 2025, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results relative to the Fund’s benchmark, the Russell 1000® Value Index (the “Index”).

Top contributors to performance:

  Stock selection in the health care and financial services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return as the company continued its strategic pivot toward higher-return segments.

  Within the financials sector, the Fund benefited significantly from its holding in Citigroup Inc., a leading multinational investment bank and financial services corporation.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the information technology sector, primarily driven by the negative performance from Zebra Technologies Corp (“Zebra”), a leader in inventory tracking hardware. Zebra faced headwinds in 2025 due to an uncertain spending environment.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Large Cap Alpha Fund Class A @ NAV - $28,109	Victory RS Large Cap Alpha Fund Class A @ MOP - $26,493	S&P 500® Index (regulatory broad based index) - $39,827	Russell 1000® Value Index - $27,213
12/15	$10,000	$9,425	$10,000	$10,000
12/16	$10,867	$10,242	$11,196	$11,734
12/17	$12,858	$12,118	$13,640	$13,337
12/18	$11,660	$10,990	$13,042	$12,235
12/19	$15,243	$14,367	$17,149	$15,482
12/20	$15,086	$14,218	$20,304	$15,915
12/21	$18,556	$17,489	$26,132	$19,919
12/22	$17,699	$16,681	$21,399	$18,418
12/23	$20,045	$18,892	$27,025	$20,529
12/24	$24,259	$22,864	$33,786	$23,478
12/25	$28,109	$26,493	$39,827	$27,213

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	15.87%Footnote Reference	13.25%	10.89%
Class A @ MOP	9.21%	11.92%	10.23%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 543,393,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,626,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$543,393
Number of Holdings	51
Investment Advisory Fees	$2,626
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.7%
Communication Services	3.8%
Consumer Discretionary	3.9%
Utilities	4.1%
Consumer Staples	5.6%
Energy	6.3%
Information Technology	9.4%
Health Care	17.6%
Industrials	19.1%
FinancialsFootnote Reference**	25.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Citigroup, Inc.	4.4%
KeyCorp	4.1%
Teva Pharmaceutical Industries Ltd., ADR	3.4%
SS&C Technologies Holdings, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
U.S. Bancorp	2.7%
The Cigna Group	2.7%
Alphabet, Inc., Class A	2.7%
Exxon Mobil Corp.	2.6%
Everest Group Ltd.	2.4%

C000168330
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class C
Trading Symbol	RCOCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$182	1.69%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

In 2025, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results relative to the Fund’s benchmark, the Russell 1000® Value Index (the “Index”).

Top contributors to performance:

  Stock selection in the health care and financial services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return as the company continued its strategic pivot toward higher-return segments.

  Within the financials sector, the Fund benefited significantly from its holding in Citigroup Inc., a leading multinational investment bank and financial services corporation.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the information technology sector, primarily driven by the negative performance from Zebra Technologies Corp (“Zebra”), a leader in inventory tracking hardware. Zebra faced headwinds in 2025 due to an uncertain spending environment.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Large Cap Alpha Fund Class C @ NAV - $26,366	Victory RS Large Cap Alpha Fund Class C @ CDSC - $26,366	S&P 500® Index (regulatory broad based index) - $39,827	Russell 1000® Value Index - $27,213
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,780	$10,780	$11,196	$11,734
12/17	$12,651	$12,651	$13,640	$13,337
12/18	$11,383	$11,383	$13,042	$12,235
12/19	$14,763	$14,763	$17,149	$15,482
12/20	$14,490	$14,490	$20,304	$15,915
12/21	$17,686	$17,686	$26,132	$19,919
12/22	$16,732	$16,732	$21,399	$18,418
12/23	$18,802	$18,802	$27,025	$20,529
12/24	$22,755	$22,755	$33,786	$23,478
12/25	$26,366	$26,366	$39,827	$27,213

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	14.94%	12.35%	10.18%
Class C @ CDSC	13.94%	12.35%	10.18%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 543,393,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,626,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$543,393
Number of Holdings	51
Investment Advisory Fees	$2,626
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.7%
Communication Services	3.8%
Consumer Discretionary	3.9%
Utilities	4.1%
Consumer Staples	5.6%
Energy	6.3%
Information Technology	9.4%
Health Care	17.6%
Industrials	19.1%
FinancialsFootnote Reference**	25.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Citigroup, Inc.	4.4%
KeyCorp	4.1%
Teva Pharmaceutical Industries Ltd., ADR	3.4%
SS&C Technologies Holdings, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
U.S. Bancorp	2.7%
The Cigna Group	2.7%
Alphabet, Inc., Class A	2.7%
Exxon Mobil Corp.	2.6%
Everest Group Ltd.	2.4%

C000168332
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class Y
Trading Symbol	RCEYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

In 2025, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results relative to the Fund’s benchmark, the Russell 1000® Value Index (the “Index”).

Top contributors to performance:

  Stock selection in the health care and financial services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling value opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return as the company continued its strategic pivot toward higher-return segments.

  Within the financials sector, the Fund benefited significantly from its holding in Citigroup Inc., a leading multinational investment bank and financial services corporation.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the information technology sector, primarily driven by the negative performance from Zebra Technologies Corp (“Zebra”), a leader in inventory tracking hardware. Zebra faced headwinds in 2025 due to an uncertain spending environment.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Large Cap Alpha Fund Class Y - $2,869,882	S&P 500® Index (regulatory broad based index) - $3,982,743	Russell 1000® Value Index - $2,721,298
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,088,892	$1,119,599	$1,173,403
12/17	$1,291,020	$1,364,026	$1,333,737
12/18	$1,173,368	$1,304,223	$1,223,478
12/19	$1,536,937	$1,714,876	$1,548,204
12/20	$1,524,149	$2,030,393	$1,591,486
12/21	$1,878,984	$2,613,225	$1,991,909
12/22	$1,795,789	$2,139,947	$1,841,764
12/23	$2,038,361	$2,702,488	$2,052,877
12/24	$2,471,560	$3,378,642	$2,347,838
12/25	$2,869,882	$3,982,743	$2,721,298

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	16.12%Footnote Reference	13.49%	11.12%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 543,393,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,626,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$543,393
Number of Holdings	51
Investment Advisory Fees	$2,626
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	1.7%
Communication Services	3.8%
Consumer Discretionary	3.9%
Utilities	4.1%
Consumer Staples	5.6%
Energy	6.3%
Information Technology	9.4%
Health Care	17.6%
Industrials	19.1%
FinancialsFootnote Reference**	25.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Citigroup, Inc.	4.4%
KeyCorp	4.1%
Teva Pharmaceutical Industries Ltd., ADR	3.4%
SS&C Technologies Holdings, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
U.S. Bancorp	2.7%
The Cigna Group	2.7%
Alphabet, Inc., Class A	2.7%
Exxon Mobil Corp.	2.6%
Everest Group Ltd.	2.4%

C000168416
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class A
Trading Symbol	RSINX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

In 2025, the Fund trailed its benchmark, the Russell 3000® Value Index (the “Index”), as market sentiment rotated toward lower-quality, higher-beta assets that diverged from the Fund’s core positioning, compounded by performance headwinds from stock selection in specific sectors.

Top contributors to performance:

  Stock selection within the health care and communication services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued to pivot toward higher-return segments.

  In the communication services sector, the Fund benefited from its holding in Alphabet Inc., Class A, the leading internet search and advertising enterprise, with a diverse portfolio of technology businesses.

Top detractors from performance:

  Performance was hindered by holdings in the information technology sector, as Nice Ltd (“Nice”) acted as a primary detractor. As a global leader specializing in AI-powered customer experience and financial crime prevention, Nice shares declined as market apprehension regarding potential AI-driven disruption weighed on investor sentiment.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Investors Fund Class A @ NAV - $26,151	Victory RS Investors Fund Class A @ MOP - $24,643	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 3000® Value Index - $27,036
12/15	$10,000	$9,423	$10,000	$10,000
12/16	$10,990	$10,357	$11,274	$11,840
12/17	$12,780	$12,043	$13,656	$13,402
12/18	$11,583	$10,915	$12,940	$12,253
12/19	$14,827	$13,972	$16,954	$15,470
12/20	$14,578	$13,738	$20,495	$15,914
12/21	$18,331	$17,274	$25,754	$19,952
12/22	$17,962	$16,926	$20,808	$18,360
12/23	$20,328	$19,156	$26,209	$20,500
12/24	$24,571	$23,154	$32,448	$23,365
12/25	$26,151	$24,643	$38,012	$27,036

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	6.43%	12.40%	10.09%
Class A @ MOP	0.29%	11.08%	9.44%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Value Index	15.71%	11.18%	10.46%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 82,139,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 821,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$82,139
Number of Holdings	30
Investment Advisory Fees	$821
Portfolio Turnover	93%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.5%
Consumer Staples	2.1%
Communication Services	2.7%
Real Estate	3.9%
Consumer Discretionary	4.2%
Energy	6.1%
Information Technology	8.5%
Health Care	14.0%
Industrials	19.4%
FinancialsFootnote Reference**	33.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

MarketAxess Holdings, Inc.	4.8%
Globe Life, Inc.	4.5%
Prosperity Bancshares, Inc.	4.3%
CVS Health Corp.	4.3%
Mattel, Inc.	4.2%
V2X, Inc.	4.0%
The St. Joe Co.	3.9%
Everest Group Ltd.	3.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Gates Industrial Corp. PLC	3.8%

C000168417
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class C
Trading Symbol	RIVCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$213	2.07%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

In 2025, the Fund trailed its benchmark, the Russell 3000® Value Index (the “Index”), as market sentiment rotated toward lower-quality, higher-beta assets that diverged from the Fund’s core positioning, compounded by performance headwinds from stock selection in specific sectors.

Top contributors to performance:

  Stock selection within the health care and communication services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued to pivot toward higher-return segments.

  In the communication services sector, the Fund benefited from its holding in Alphabet Inc., Class A, the leading internet search and advertising enterprise, with a diverse portfolio of technology businesses.

Top detractors from performance:

  Performance was hindered by holdings in the information technology sector, as Nice Ltd (“Nice”) acted as a primary detractor. As a global leader specializing in AI-powered customer experience and financial crime prevention, Nice shares declined as market apprehension regarding potential AI-driven disruption weighed on investor sentiment.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Investors Fund Class C @ NAV - $24,659	Victory RS Investors Fund Class C @ CDSC - $24,659	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 3000® Value Index - $27,036
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,908	$10,908	$11,274	$11,840
12/17	$12,597	$12,597	$13,656	$13,402
12/18	$11,327	$11,327	$12,940	$12,253
12/19	$14,395	$14,395	$16,954	$15,470
12/20	$14,046	$14,046	$20,495	$15,914
12/21	$17,527	$17,527	$25,754	$19,952
12/22	$17,056	$17,056	$20,808	$18,360
12/23	$19,168	$19,168	$26,209	$20,500
12/24	$23,169	$23,169	$32,448	$23,365
12/25	$24,659	$24,659	$38,012	$27,036

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	5.68%	11.58%	9.45%
Class C @ CDSC	4.68%	11.58%	9.45%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Value Index	15.71%	11.18%	10.46%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 82,139,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 821,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$82,139
Number of Holdings	30
Investment Advisory Fees	$821
Portfolio Turnover	93%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.5%
Consumer Staples	2.1%
Communication Services	2.7%
Real Estate	3.9%
Consumer Discretionary	4.2%
Energy	6.1%
Information Technology	8.5%
Health Care	14.0%
Industrials	19.4%
FinancialsFootnote Reference**	33.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

MarketAxess Holdings, Inc.	4.8%
Globe Life, Inc.	4.5%
Prosperity Bancshares, Inc.	4.3%
CVS Health Corp.	4.3%
Mattel, Inc.	4.2%
V2X, Inc.	4.0%
The St. Joe Co.	3.9%
Everest Group Ltd.	3.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Gates Industrial Corp. PLC	3.8%

C000168419
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class Y
Trading Symbol	RSIYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

In 2025, the Fund trailed its benchmark, the Russell 3000® Value Index (the “Index”), as market sentiment rotated toward lower-quality, higher-beta assets that diverged from the Fund’s core positioning, compounded by performance headwinds from stock selection in specific sectors.

Top contributors to performance:

  Stock selection within the health care and communication services sectors contributed positively to the Fund’s performance relative to the Index.

  Despite a challenging year for the health care sector, we believe we identified compelling opportunities. Teva Pharmaceutical Industries Ltd., ADR, a provider of generic pharmaceuticals, innovative medicines, and active pharmaceutical ingredients, had a positive return during the period as the company continued to pivot toward higher-return segments.

  In the communication services sector, the Fund benefited from its holding in Alphabet Inc., Class A, the leading internet search and advertising enterprise, with a diverse portfolio of technology businesses.

Top detractors from performance:

  Performance was hindered by holdings in the information technology sector, as Nice Ltd (“Nice”) acted as a primary detractor. As a global leader specializing in AI-powered customer experience and financial crime prevention, Nice shares declined as market apprehension regarding potential AI-driven disruption weighed on investor sentiment.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Investors Fund Class Y - $2,689,711	Russell 3000® Index (regulatory broad based index) - $3,801,169	Russell 3000® Value Index - $2,703,598
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,101,733	$1,127,352	$1,183,997
12/17	$1,284,517	$1,365,568	$1,340,200
12/18	$1,168,162	$1,293,989	$1,225,254
12/19	$1,499,307	$1,695,371	$1,546,970
12/20	$1,478,148	$2,049,497	$1,591,438
12/21	$1,863,531	$2,575,419	$1,995,175
12/22	$1,831,212	$2,080,761	$1,835,964
12/23	$2,078,700	$2,620,860	$2,049,952
12/24	$2,520,490	$3,244,829	$2,336,505
12/25	$2,689,711	$3,801,169	$2,703,598

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	6.71%	12.72%	10.40%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Value Index	15.71%	11.18%	10.46%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 82,139,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 821,000
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$82,139
Number of Holdings	30
Investment Advisory Fees	$821
Portfolio Turnover	93%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.5%
Consumer Staples	2.1%
Communication Services	2.7%
Real Estate	3.9%
Consumer Discretionary	4.2%
Energy	6.1%
Information Technology	8.5%
Health Care	14.0%
Industrials	19.4%
FinancialsFootnote Reference**	33.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

MarketAxess Holdings, Inc.	4.8%
Globe Life, Inc.	4.5%
Prosperity Bancshares, Inc.	4.3%
CVS Health Corp.	4.3%
Mattel, Inc.	4.2%
V2X, Inc.	4.0%
The St. Joe Co.	3.9%
Everest Group Ltd.	3.9%
Teva Pharmaceutical Industries Ltd., ADR	3.8%
Gates Industrial Corp. PLC	3.8%

C000168359
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class A
Trading Symbol	RSNRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$200	1.48%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Targeting producers across a breadth of different industries – most of which are not represented in the various natural resource indices – drove both absolute returns and performance relative to the Fund’s benchmark, the S&P North American Natural Resources Sector Index (the “Index”).

  In particular, investments in specific critical mineral, industrial mineral, and copper projects generated significant returns.

  Notably, all industry segments generated positive absolute returns during the year.

Top detractors from performance:

  The Fund’s lack of exposure to gold exposure detracted from performance relative to the Index, as gold generated more than 50% of the returns for the Index.

  The Fund’s exposure to the chemicals industry not represented in the Index detracted from performance relative to the Index.

  The Fund’s overweight to North American natural gas detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Global Energy Transition Fund Class A @ NAV - $35,795	Victory Global Energy Transition Fund Class A @ MOP - $33,728	S&P 500® Index (regulatory broad based index) - $39,827	MSCI World Commodity Producers Index - $25,834	S&P North American Natural Resources Sector Index - $25,368
12/15	$10,000	$9,423	$10,000	$10,000	$10,000
12/16	$15,313	$14,429	$11,196	$13,053	$13,087
12/17	$15,469	$14,576	$13,640	$14,684	$13,248
12/18	$8,383	$7,899	$13,042	$12,643	$10,457
12/19	$6,330	$5,964	$17,149	$14,115	$12,300
12/20	$8,061	$7,596	$20,304	$11,984	$9,962
12/21	$14,753	$13,901	$26,132	$15,792	$13,942
12/22	$19,917	$18,767	$21,399	$20,866	$18,691
12/23	$18,189	$17,138	$27,025	$21,201	$19,375
12/24	$21,105	$19,887	$33,786	$20,083	$20,946
12/25	$35,795	$33,728	$39,827	$25,834	$25,368

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	69.60%Footnote Reference	34.74%Footnote Reference	13.60%
Class A @ MOP	59.85%	33.16%	12.93%
S&P 500® Index	17.88%	14.42%	14.82%
MSCI World Commodity Producers Index	28.64%	16.61%	9.96%
S&P North American Natural Resources Sector Index	21.11%	20.56%	9.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 468,572,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,702,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$468,572
Number of Holdings	31
Investment Advisory Fees	$3,702
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	35.6%
Materials	55.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Compass Minerals International, Inc.	12.9%
Sunrise Energy Metals Ltd.	9.2%
Iluka Resources Ltd.	6.3%
Linde PLC	5.4%
Tamarack Valley Energy Ltd.	5.3%
Enterprise Products Partners LP	4.6%
Keyera Corp.	4.4%
ARC Resources Ltd.	4.0%
Ivanhoe Electric, Inc.	4.0%
Range Resources Corp.	3.9%

C000168360
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class C
Trading Symbol	RGNCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$306	2.28%

Expenses Paid, Amount	$ 306
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Targeting producers across a breadth of different industries – most of which are not represented in the various natural resource indices – drove both absolute returns and performance relative to the Fund’s benchmark, the S&P North American Natural Resources Sector Index (the “Index”).

  In particular, investments in specific critical mineral, industrial mineral, and copper projects generated significant returns.

  Notably, all industry segments generated positive absolute returns during the year.

Top detractors from performance:

  The Fund’s lack of exposure to gold exposure detracted from performance relative to the Index, as gold generated more than 50% of the returns for the Index.

  The Fund’s exposure to the chemicals industry not represented in the Index detracted from performance relative to the Index.

  The Fund’s overweight to North American natural gas detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Global Energy Transition Fund Class C @ NAV - $33,570	Victory Global Energy Transition Fund Class C @ CDSC - $33,570	S&P 500® Index (regulatory broad based index) - $39,827	MSCI World Commodity Producers Index - $25,834	S&P North American Natural Resources Sector Index - $25,368
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
12/16	$15,194	$15,194	$11,196	$13,053	$13,087
12/17	$15,229	$15,229	$13,640	$14,684	$13,248
12/18	$8,184	$8,184	$13,042	$12,643	$10,457
12/19	$6,129	$6,129	$17,149	$14,115	$12,300
12/20	$7,741	$7,741	$20,304	$11,984	$9,962
12/21	$14,061	$14,061	$26,132	$15,792	$13,942
12/22	$18,833	$18,833	$21,399	$20,866	$18,691
12/23	$17,058	$17,058	$27,025	$21,201	$19,375
12/24	$19,794	$19,794	$33,786	$20,083	$20,946
12/25	$33,570	$33,570	$39,827	$25,834	$25,368

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	68.27%Footnote Reference	33.67%Footnote Reference	12.87%
Class C @ CDSC	67.27%	33.67%	12.87%
S&P 500® Index	17.88%	14.42%	14.82%
MSCI World Commodity Producers Index	28.64%	16.61%	9.96%
S&P North American Natural Resources Sector Index	21.11%	20.56%	9.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 468,572,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,702,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$468,572
Number of Holdings	31
Investment Advisory Fees	$3,702
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	35.6%
Materials	55.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Compass Minerals International, Inc.	12.9%
Sunrise Energy Metals Ltd.	9.2%
Iluka Resources Ltd.	6.3%
Linde PLC	5.4%
Tamarack Valley Energy Ltd.	5.3%
Enterprise Products Partners LP	4.6%
Keyera Corp.	4.4%
ARC Resources Ltd.	4.0%
Ivanhoe Electric, Inc.	4.0%
Range Resources Corp.	3.9%

C000168362
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class Y
Trading Symbol	RSNYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$155	1.15%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Targeting producers across a breadth of different industries – most of which are not represented in the various natural resource indices – drove both absolute returns and performance relative to the Fund’s benchmark, the S&P North American Natural Resources Sector Index (the “Index”).

  In particular, investments in specific critical mineral, industrial mineral, and copper projects generated significant returns.

  Notably, all industry segments generated positive absolute returns during the year.

Top detractors from performance:

  The Fund’s lack of exposure to gold exposure detracted from performance relative to the Index, as gold generated more than 50% of the returns for the Index.

  The Fund’s exposure to the chemicals industry not represented in the Index detracted from performance relative to the Index.

  The Fund’s overweight to North American natural gas detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Global Energy Transition Fund Class Y - $3,698,041	S&P 500® Index (regulatory broad based index) - $3,982,743	MSCI World Commodity Producers Index - $2,583,362	S&P North American Natural Resources Sector Index - $2,536,828
12/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,536,709	$1,119,599	$1,305,316	$1,308,724
12/17	$1,557,595	$1,364,026	$1,468,351	$1,324,805
12/18	$846,835	$1,304,223	$1,264,329	$1,045,664
12/19	$640,885	$1,714,876	$1,411,503	$1,229,995
12/20	$819,444	$2,030,393	$1,198,357	$996,216
12/21	$1,504,634	$2,613,225	$1,579,230	$1,394,161
12/22	$2,038,113	$2,139,947	$2,086,603	$1,869,115
12/23	$1,867,565	$2,702,488	$2,120,137	$1,937,524
12/24	$2,173,502	$3,378,642	$2,008,284	$2,094,638
12/25	$3,698,041	$3,982,743	$2,583,362	$2,536,828

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	70.14%Footnote Reference	35.17%Footnote Reference	13.97%
S&P 500® Index	17.88%	14.42%	14.82%
MSCI World Commodity Producers Index	28.64%	16.61%	9.96%
S&P North American Natural Resources Sector Index	21.11%	20.56%	9.76%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 468,572,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 3,702,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$468,572
Number of Holdings	31
Investment Advisory Fees	$3,702
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	35.6%
Materials	55.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Compass Minerals International, Inc.	12.9%
Sunrise Energy Metals Ltd.	9.2%
Iluka Resources Ltd.	6.3%
Linde PLC	5.4%
Tamarack Valley Energy Ltd.	5.3%
Enterprise Products Partners LP	4.6%
Keyera Corp.	4.4%
ARC Resources Ltd.	4.0%
Ivanhoe Electric, Inc.	4.0%
Range Resources Corp.	3.9%

C000168408
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class A
Trading Symbol	RSEGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$141	1.40%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s absolute performance was hindered by the Fund's exposure to fast growth secular small-cap growth stocks. Small-cap growth stocks, as measured by the Fund’s benchmark, the Russell 2000 Growth Index (the “Index”), significantly underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. A “secular small-cap growth stock” refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in producer durables sector contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care, materials, and processing sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Fund Class A @ NAV - $17,952	Victory RS Small Cap Growth Fund Class A @ MOP - $16,919	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2000® Growth Index - $24,949
12/15	$10,000	$9,425	$10,000	$10,000
12/16	$10,090	$9,509	$11,274	$11,132
12/17	$13,808	$13,014	$13,656	$13,599
12/18	$12,569	$11,846	$12,940	$12,334
12/19	$17,335	$16,338	$16,954	$15,847
12/20	$23,894	$22,520	$20,495	$21,335
12/21	$21,251	$20,029	$25,754	$21,939
12/22	$13,373	$12,604	$20,808	$16,157
12/23	$16,021	$15,100	$26,209	$19,171
12/24	$17,796	$16,773	$32,448	$22,077
12/25	$17,952	$16,919	$38,012	$24,949

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	0.88%	-5.56%	6.03%
Class A @ MOP	-4.92%	-6.67%	5.40%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 379,739,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,834,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$379,739
Number of Holdings	111
Investment Advisory Fees	$3,834
Portfolio Turnover	95%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.3%
Consumer Staples	1.2%
Energy	2.3%
Materials	2.3%
Financials	9.9%
Consumer Discretionary	10.5%
Industrials	20.8%
Health CareFootnote Reference**	26.2%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Fabrinet	2.5%
Mercury Systems, Inc.	2.3%
Guardant Health, Inc.	2.1%
Nextpower, Inc., Class A	2.0%
Bridgebio Pharma, Inc.	1.8%
ESCO Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Wintrust Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%

C000168409
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class C
Trading Symbol	REGWX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$216	2.16%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s absolute performance was hindered by the Fund's exposure to fast growth secular small-cap growth stocks. Small-cap growth stocks, as measured by the Fund’s benchmark, the Russell 2000 Growth Index (the “Index”), significantly underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. A “secular small-cap growth stock” refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in producer durables sector contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care, materials, and processing sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Fund Class C @ NAV - $16,894	Victory RS Small Cap Growth Fund Class C @ CDSC - $16,894	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2000® Growth Index - $24,949
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,012	$10,012	$11,274	$11,132
12/17	$13,600	$13,600	$13,656	$13,599
12/18	$12,287	$12,287	$12,940	$12,334
12/19	$16,818	$16,818	$16,954	$15,847
12/20	$23,003	$23,003	$20,495	$21,335
12/21	$20,305	$20,305	$25,754	$21,939
12/22	$12,679	$12,679	$20,808	$16,157
12/23	$15,077	$15,077	$26,209	$19,171
12/24	$16,748	$16,748	$32,448	$22,077
12/25	$16,894	$16,894	$38,012	$24,949

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	0.14%	-6.27%	5.38%
Class C @ CDSC	-0.86%	-6.27%	5.38%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 379,739,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,834,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$379,739
Number of Holdings	111
Investment Advisory Fees	$3,834
Portfolio Turnover	95%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.3%
Consumer Staples	1.2%
Energy	2.3%
Materials	2.3%
Financials	9.9%
Consumer Discretionary	10.5%
Industrials	20.8%
Health CareFootnote Reference**	26.2%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Fabrinet	2.5%
Mercury Systems, Inc.	2.3%
Guardant Health, Inc.	2.1%
Nextpower, Inc., Class A	2.0%
Bridgebio Pharma, Inc.	1.8%
ESCO Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Wintrust Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%

C000193682
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSEJX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$107	1.06%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s absolute performance was hindered by the Fund's exposure to fast growth secular small-cap growth stocks. Small-cap growth stocks, as measured by the Fund’s benchmark, the Russell 2000 Growth Index (the “Index”), significantly underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. A “secular small-cap growth stock” refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in producer durables sector contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care, materials, and processing sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Fund Class R6 - $15,535	Russell 3000® Index (regulatory broad based index) - $30,926	Russell 2000® Growth Index - $20,319
7/17Footnote Reference*	$10,000	$10,000	$10,000
12/17	$11,623	$11,110	$11,075
12/18	$10,617	$10,528	$10,044
12/19	$14,692	$13,793	$12,905
12/20	$20,321	$16,674	$17,375
12/21	$18,138	$20,953	$17,867
12/22	$11,453	$16,929	$13,158
12/23	$13,770	$21,323	$15,613
12/24	$15,345	$26,399	$17,979
12/25	$15,535	$30,926	$20,319

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	1.24%	-5.23%	5.34%
Russell 3000® Index	17.15%	13.15%	14.25%
Russell 2000® Growth Index	13.01%	3.18%	8.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 379,739,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,834,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$379,739
Number of Holdings	111
Investment Advisory Fees	$3,834
Portfolio Turnover	95%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.3%
Consumer Staples	1.2%
Energy	2.3%
Materials	2.3%
Financials	9.9%
Consumer Discretionary	10.5%
Industrials	20.8%
Health CareFootnote Reference**	26.2%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Fabrinet	2.5%
Mercury Systems, Inc.	2.3%
Guardant Health, Inc.	2.1%
Nextpower, Inc., Class A	2.0%
Bridgebio Pharma, Inc.	1.8%
ESCO Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Wintrust Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%

C000168411
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	RSYEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$114	1.13%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s absolute performance was hindered by the Fund's exposure to fast growth secular small-cap growth stocks. Small-cap growth stocks, as measured by the Fund’s benchmark, the Russell 2000 Growth Index (the “Index”), significantly underperformed large-cap growth stocks, as measured by the Russell 1000 Growth Index. A “secular small-cap growth stock” refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in producer durables sector contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care, materials, and processing sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Small Cap Growth Fund Class Y - $1,844,442	Russell 3000® Index (regulatory broad based index) - $3,801,169	Russell 2000® Growth Index - $2,494,932
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,011,576	$1,127,352	$1,113,180
12/17	$1,388,227	$1,365,568	$1,359,935
12/18	$1,267,171	$1,293,989	$1,233,354
12/19	$1,752,360	$1,695,371	$1,584,656
12/20	$2,422,008	$2,049,497	$2,133,458
12/21	$2,159,882	$2,575,419	$2,193,937
12/22	$1,362,844	$2,080,761	$1,615,671
12/23	$1,637,259	$2,620,860	$1,917,129
12/24	$1,823,377	$3,244,829	$2,207,656
12/25	$1,844,442	$3,801,169	$2,494,932

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	1.16%	-5.30%	6.31%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 379,739,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 3,834,000
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$379,739
Number of Holdings	111
Investment Advisory Fees	$3,834
Portfolio Turnover	95%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.3%
Consumer Staples	1.2%
Energy	2.3%
Materials	2.3%
Financials	9.9%
Consumer Discretionary	10.5%
Industrials	20.8%
Health CareFootnote Reference**	26.2%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Fabrinet	2.5%
Mercury Systems, Inc.	2.3%
Guardant Health, Inc.	2.1%
Nextpower, Inc., Class A	2.0%
Bridgebio Pharma, Inc.	1.8%
ESCO Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%
Credo Technology Group Holding Ltd.	1.7%
Wintrust Financial Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%

C000168400
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class A
Trading Symbol	RSDGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s absolute performance during the period was hindered by the Fund's exposure to secular growth stocks in the mid-cap segment of the Small-Mid universe. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, underperformed mid-cap value stocks, as measured by the Russell Midcap Value Index. A “secular growth stock” refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000 Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in the information technology, producer durables, and consumer staples sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the Russell 2500™ Growth Index (the “Index”).

Top detractors from performance:

  The largest detractors from performance relative to the Index were the financials, materials, and processing sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Select Growth Fund Class A @ NAV - $23,212	Victory RS Select Growth Fund Class A @ MOP - $21,875	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2500™ Growth Index - $27,272	Russell 2000® Growth Index - $24,949
12/15	$10,000	$9,424	$10,000	$10,000	$10,000
12/16	$10,685	$10,070	$11,274	$10,973	$11,132
12/17	$12,512	$11,791	$13,656	$13,656	$13,599
12/18	$11,607	$10,938	$12,940	$12,637	$12,334
12/19	$15,355	$14,470	$16,954	$16,763	$15,847
12/20	$20,455	$19,277	$20,495	$23,547	$21,335
12/21	$21,865	$20,606	$25,754	$24,735	$21,939
12/22	$14,774	$13,923	$20,808	$18,251	$16,157
12/23	$17,526	$16,517	$26,209	$21,706	$19,171
12/24	$21,632	$20,386	$32,448	$24,723	$22,077
12/25	$23,212	$21,875	$38,012	$27,272	$24,949

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	7.30%	2.56%	8.79%
Class A @ MOP	1.11%	1.35%	8.14%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 81,892,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 854,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$81,892
Number of Holdings	68
Investment Advisory Fees	$854
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Materials	2.1%
Financials	10.1%
Consumer Discretionary	12.8%
Industrials	21.3%
Health Care	24.2%
Information TechnologyFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Insmed, Inc.	3.8%
Fabrinet	3.0%
Guardant Health, Inc.	2.9%
Check Point Software Technologies Ltd.	2.6%
Wintrust Financial Corp.	2.3%
FirstCash Holdings, Inc.	2.3%
Woodward, Inc.	2.1%
Mercury Systems, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
Planet Fitness, Inc., Class A	2.1%

C000168401
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class C
Trading Symbol	RSGFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$225	2.18%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s absolute performance during the period was hindered by the Fund's exposure to secular growth stocks in the mid-cap segment of the Small-Mid universe. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, underperformed mid-cap value stocks, as measured by the Russell Midcap Value Index. A “secular growth stock” refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000 Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in the information technology, producer durables, and consumer staples sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the Russell 2500™ Growth Index (the “Index”).

Top detractors from performance:

  The largest detractors from performance relative to the Index were the financials, materials, and processing sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Select Growth Fund Class C @ NAV - $21,820	Victory RS Select Growth Fund Class C @ CDSC - $21,820	Russell 3000® Index (regulatory broad based index) - $38,012	Russell 2500™ Growth Index - $27,272	Russell 2000® Growth Index - $24,949
12/15	$10,000	$10,000	$10,000	$10,000	$10,000
12/16	$10,604	$10,604	$11,274	$10,973	$11,132
12/17	$12,320	$12,320	$13,656	$13,656	$13,599
12/18	$11,337	$11,337	$12,940	$12,637	$12,334
12/19	$14,883	$14,883	$16,954	$16,763	$15,847
12/20	$19,675	$19,675	$20,495	$23,547	$21,335
12/21	$20,860	$20,860	$25,754	$24,735	$21,939
12/22	$13,989	$13,989	$20,808	$18,251	$16,157
12/23	$16,476	$16,476	$26,209	$21,706	$19,171
12/24	$20,335	$20,335	$32,448	$24,723	$22,077
12/25	$21,820	$21,820	$38,012	$27,272	$24,949

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	6.53%	1.77%	8.11%
Class C @ CDSC	5.70%	1.77%	8.11%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 81,892,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 854,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$81,892
Number of Holdings	68
Investment Advisory Fees	$854
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Materials	2.1%
Financials	10.1%
Consumer Discretionary	12.8%
Industrials	21.3%
Health Care	24.2%
Information TechnologyFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Insmed, Inc.	3.8%
Fabrinet	3.0%
Guardant Health, Inc.	2.9%
Check Point Software Technologies Ltd.	2.6%
Wintrust Financial Corp.	2.3%
FirstCash Holdings, Inc.	2.3%
Woodward, Inc.	2.1%
Mercury Systems, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
Planet Fitness, Inc., Class A	2.1%

C000172970
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class R6
Trading Symbol	RSSRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s absolute performance during the period was hindered by the Fund's exposure to secular growth stocks in the mid-cap segment of the Small-Mid universe. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, underperformed mid-cap value stocks, as measured by the Russell Midcap Value Index. A “secular growth stock” refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000 Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in the information technology, producer durables, and consumer staples sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the Russell 2500™ Growth Index (the “Index”).

Top detractors from performance:

  The largest detractors from performance relative to the Index were the financials, materials, and processing sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Select Growth Fund Class R6 - $22,880	Russell 3000® Index (regulatory broad based index) - $34,998	Russell 2500™ Growth Index - $25,342	Russell 2000® Growth Index - $22,887
11/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/16	$10,215	$10,380	$10,196	$10,212
12/17	$12,001	$12,573	$12,690	$12,475
12/18	$11,171	$11,914	$11,742	$11,314
12/19	$14,831	$15,610	$15,577	$14,537
12/20	$19,822	$18,870	$21,881	$19,571
12/21	$21,255	$23,713	$22,984	$20,126
12/22	$14,408	$19,158	$16,960	$14,821
12/23	$17,163	$24,131	$20,171	$17,586
12/24	$21,254	$29,876	$22,974	$20,252
12/25	$22,880	$34,998	$25,342	$22,887

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	7.65%	2.91%	9.49%
Russell 3000® Index	17.15%	13.15%	14.71%
Russell 2500™ Growth Index	10.31%	2.98%	10.72%
Russell 2000® Growth Index	13.01%	3.18%	9.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 81,892,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 854,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$81,892
Number of Holdings	68
Investment Advisory Fees	$854
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Materials	2.1%
Financials	10.1%
Consumer Discretionary	12.8%
Industrials	21.3%
Health Care	24.2%
Information TechnologyFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Insmed, Inc.	3.8%
Fabrinet	3.0%
Guardant Health, Inc.	2.9%
Check Point Software Technologies Ltd.	2.6%
Wintrust Financial Corp.	2.3%
FirstCash Holdings, Inc.	2.3%
Woodward, Inc.	2.1%
Mercury Systems, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
Planet Fitness, Inc., Class A	2.1%

C000168403
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class Y
Trading Symbol	RSSYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s absolute performance during the period was hindered by the Fund's exposure to secular growth stocks in the mid-cap segment of the Small-Mid universe. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, underperformed mid-cap value stocks, as measured by the Russell Midcap Value Index. A “secular growth stock” refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000 Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

Top contributors to performance:

  Stock selection in the information technology, producer durables, and consumer staples sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the Russell 2500™ Growth Index (the “Index”).

Top detractors from performance:

  The largest detractors from performance relative to the Index were the financials, materials, and processing sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Select Growth Fund Class Y - $2,382,673	Russell 3000® Index (regulatory broad based index) - $3,801,169	Russell 2500™ Growth Index - $2,727,206	Russell 2000® Growth Index - $2,494,932
12/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/16	$1,071,344	$1,127,352	$1,097,279	$1,113,180
12/17	$1,257,754	$1,365,568	$1,365,625	$1,359,935
12/18	$1,169,503	$1,293,989	$1,263,658	$1,233,354
12/19	$1,551,512	$1,695,371	$1,676,297	$1,584,656
12/20	$2,072,367	$2,049,497	$2,354,678	$2,133,458
12/21	$2,220,562	$2,575,419	$2,473,458	$2,193,937
12/22	$1,503,991	$2,080,761	$1,825,145	$1,615,671
12/23	$1,789,817	$2,620,860	$2,170,648	$1,917,129
12/24	$2,214,303	$3,244,829	$2,472,341	$2,207,656
12/25	$2,382,673	$3,801,169	$2,727,206	$2,494,932

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	7.60%	2.83%	9.07%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2500™ Growth Index	10.31%	2.98%	10.55%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 81,892,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 854,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$81,892
Number of Holdings	68
Investment Advisory Fees	$854
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	1.1%
Energy	1.3%
Communication Services	1.5%
Materials	2.1%
Financials	10.1%
Consumer Discretionary	12.8%
Industrials	21.3%
Health Care	24.2%
Information TechnologyFootnote Reference**	25.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Insmed, Inc.	3.8%
Fabrinet	3.0%
Guardant Health, Inc.	2.9%
Check Point Software Technologies Ltd.	2.6%
Wintrust Financial Corp.	2.3%
FirstCash Holdings, Inc.	2.3%
Woodward, Inc.	2.1%
Mercury Systems, Inc.	2.1%
FTAI Aviation Ltd.	2.1%
Planet Fitness, Inc., Class A	2.1%

C000168396
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	RSMOX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Class A @ NAV - $21,522	Victory RS Mid Cap Growth Fund Class A @ MOP - $20,282	S&P 500® Index (regulatory broad based index) - $39,827	Russell Midcap® Growth Index - $32,448
12/15	$10,000	$9,424	$10,000	$10,000
12/16	$10,508	$9,902	$11,196	$10,733
12/17	$12,701	$11,969	$13,640	$13,445
12/18	$11,765	$11,087	$13,042	$12,806
12/19	$15,066	$14,198	$17,149	$17,348
12/20	$20,260	$19,093	$20,304	$23,522
12/21	$21,209	$19,987	$26,132	$26,516
12/22	$13,854	$13,056	$21,399	$19,431
12/23	$16,335	$15,395	$27,025	$24,457
12/24	$20,254	$19,088	$33,786	$29,862
12/25	$21,522	$20,282	$39,827	$32,448

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	6.26%	1.22%	7.97%
Class A @ MOP	0.17%	0.03%	7.33%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 67,874,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 603,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%

C000168397
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	RMOCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$217	2.11%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Class C @ NAV - $20,018	Victory RS Mid Cap Growth Fund Class C @ CDSC - $20,018	S&P 500® Index (regulatory broad based index) - $39,827	Russell Midcap® Growth Index - $32,448
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,414	$10,414	$11,196	$10,733
12/17	$12,477	$12,477	$13,640	$13,445
12/18	$11,451	$11,451	$13,042	$12,806
12/19	$14,531	$14,531	$17,149	$17,348
12/20	$19,369	$19,369	$20,304	$23,522
12/21	$20,095	$20,095	$26,132	$26,516
12/22	$13,013	$13,013	$21,399	$19,431
12/23	$15,194	$15,194	$27,025	$24,457
12/24	$18,839	$18,839	$33,786	$29,862
12/25	$20,018	$20,018	$39,827	$32,448

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	5.28%	0.30%	7.19%
Class C @ CDSC	4.28%	0.30%	7.19%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 67,874,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 603,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%

C000172969
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	RMORX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Class R6 - $21,568	S&P 500® Index (regulatory broad based index) - $36,909	Russell Midcap® Growth Index - $30,824
11/16Footnote Reference*	$10,000	$10,000	$10,000
12/16	$10,282	$10,376	$10,196
12/17	$12,465	$12,641	$12,772
12/18	$11,574	$12,086	$12,165
12/19	$14,860	$15,892	$16,481
12/20	$20,040	$18,816	$22,345
12/21	$21,033	$24,217	$25,190
12/22	$13,778	$19,831	$18,459
12/23	$16,281	$25,044	$23,233
12/24	$20,246	$31,310	$28,369
12/25	$21,568	$36,909	$30,824

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	6.53%	1.48%	8.78%
S&P 500® Index	17.88%	14.42%	15.38%
Russell Midcap® Growth Index	8.66%	6.65%	13.12%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 67,874,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 603,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%

C000168399
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	RMOYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Class Y - $2,206,519	S&P 500® Index (regulatory broad based index) - $3,982,743	Russell Midcap® Growth Index - $3,244,767
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,053,391	$1,119,599	$1,073,286
12/17	$1,276,575	$1,364,026	$1,344,480
12/18	$1,185,277	$1,304,223	$1,280,608
12/19	$1,521,477	$1,714,876	$1,734,838
12/20	$2,051,627	$2,030,393	$2,352,210
12/21	$2,153,355	$2,613,225	$2,651,600
12/22	$1,409,768	$2,139,947	$1,943,071
12/23	$1,666,320	$2,702,488	$2,445,678
12/24	$2,071,046	$3,378,642	$2,986,248
12/25	$2,206,519	$3,982,743	$3,244,767

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	6.54%	1.47%	8.24%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 67,874,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 603,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%

C000219869
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Member Class
Trading Symbol	RMOMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The absolute performance of the Fund benefited from the Fund's exposure to secular mid-cap growth stocks. Mid-cap growth stocks, as measured by the Fund’s benchmark, the Russell Midcap Growth Index (the “Index”), have outperformed mid-cap value stocks over 3, 10 and 15 year periods as of December 31, 2025, as measured by Russell. A “secular mid-cap growth stock” refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Top contributors to performance:

  Stock selection in the producer durables and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from performance relative to the Index were from stock selection in the consumer discretionary and health care sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Mid Cap Growth Fund Member Class - $12,623	S&P 500® Index (regulatory broad based index) - $22,324	Russell Midcap® Growth Index - $16,273
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$11,794	$11,381	$11,797
12/21	$12,369	$14,648	$13,299
12/22	$8,089	$11,995	$9,745
12/23	$9,552	$15,148	$12,266
12/24	$11,861	$18,938	$14,977
12/25	$12,623	$22,324	$16,273

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Member Class	6.43%	1.37%	4.62%
S&P 500® Index	17.88%	14.42%	16.83%
Russell Midcap® Growth Index	8.66%	6.65%	9.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 67,874,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 603,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$67,874
Number of Holdings	90
Investment Advisory Fees	$603
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	1.7%
Energy	2.3%
Consumer Staples	2.5%
Communication Services	5.4%
Financials	12.1%
Health Care	15.7%
Information Technology	17.3%
Consumer Discretionary	19.5%
Industrials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Carvana Co., Class A	2.6%
Cloudflare, Inc., Class A	2.5%
Howmet Aerospace, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.4%
Monolithic Power Systems, Inc.	2.4%
Royal Caribbean Cruises Ltd.	2.3%
Vertiv Holdings Co., Class A	2.3%
Burlington Stores, Inc.	2.2%
Insmed, Inc.	2.0%
Cencora, Inc.	2.0%

C000168393
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class A
Trading Symbol	RSGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund benefited from a large exposure to the technology sector, which comprises the majority of the Fund’s benchmark, the Russell 1000 Growth Index (the “Index”), this overweight and stock selection drove strong returns relative to the Index. In particular, many of the largest mega-cap technology stocks in the Fund were strong all year. Despite challenging performance for growth stocks over the past few years, large-cap growth stocks have outperformed their large-cap value counterparts over 3, 10, and 15 year periods as of December 31, 2025, as measured by Russell. The Fund’s approach includes exposure to smaller, mid-cap companies, which we believe offer more compelling valuations and greater growth potential than large-cap peers.

Top contributors to performance:

  Stock selection in the health care, producer durables, and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index were from stock selection in the consumer staples and financial services sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Growth Fund Class A @ NAV - $40,441	Victory RS Growth Fund Class A @ MOP - $38,109	S&P 500® Index (regulatory broad based index) - $39,827	Russell 1000® Growth Index - $52,905
12/15	$10,000	$9,423	$10,000	$10,000
12/16	$10,186	$9,599	$11,196	$10,708
12/17	$13,420	$12,646	$13,640	$13,943
12/18	$12,506	$11,785	$13,042	$13,732
12/19	$16,237	$15,301	$17,149	$18,728
12/20	$22,024	$20,754	$20,304	$25,938
12/21	$26,409	$24,887	$26,132	$33,096
12/22	$17,613	$16,597	$21,399	$23,452
12/23	$25,476	$24,007	$27,025	$33,462
12/24	$34,229	$32,256	$33,786	$44,623
12/25	$40,441	$38,109	$39,827	$52,905

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	18.15%Footnote Reference	12.92%	15.00%
Class A @ MOP	11.36%	11.60%	14.31%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 377,650,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,632,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$377,650
Number of Holdings	50
Investment Advisory Fees	$2,632
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Energy	0.3%
Consumer Staples	0.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.1%
Communication Services	11.9%
Consumer Discretionary	13.0%
Information TechnologyFootnote Reference**	52.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	13.9%
Microsoft Corp.	10.7%
Apple, Inc.	10.3%
Alphabet, Inc., Class C	6.0%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	4.2%
Broadcom, Inc.	3.6%
Tesla, Inc.	3.5%
Visa, Inc., Class A	3.4%

C000168394
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class C
Trading Symbol	RGWCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$210	1.93%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund benefited from a large exposure to the technology sector, which comprises the majority of the Fund’s benchmark, the Russell 1000 Growth Index (the “Index”), this overweight and stock selection drove strong returns relative to the Index. In particular, many of the largest mega-cap technology stocks in the Fund were strong all year. Despite challenging performance for growth stocks over the past few years, large-cap growth stocks have outperformed their large-cap value counterparts over 3, 10, and 15 year periods as of December 31, 2025, as measured by Russell. The Fund’s approach includes exposure to smaller, mid-cap companies, which we believe offer more compelling valuations and greater growth potential than large-cap peers.

Top contributors to performance:

  Stock selection in the health care, producer durables, and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index were from stock selection in the consumer staples and financial services sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Growth Fund Class C @ NAV - $37,833	Victory RS Growth Fund Class C @ CDSC - $37,833	S&P 500® Index (regulatory broad based index) - $39,827	Russell 1000® Growth Index - $52,905
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,105	$10,105	$11,196	$10,708
12/17	$13,194	$13,194	$13,640	$13,943
12/18	$12,196	$12,196	$13,042	$13,732
12/19	$15,701	$15,701	$17,149	$18,728
12/20	$21,126	$21,126	$20,304	$25,938
12/21	$25,129	$25,129	$26,132	$33,096
12/22	$16,614	$16,614	$21,399	$23,452
12/23	$23,833	$23,833	$27,025	$33,462
12/24	$32,022	$32,022	$33,786	$44,623
12/25	$37,833	$37,833	$39,827	$52,905

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	17.16%Footnote Reference	11.98%	14.23%
Class C @ CDSC	16.16%	11.98%	14.23%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 377,650,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,632,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$377,650
Number of Holdings	50
Investment Advisory Fees	$2,632
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Energy	0.3%
Consumer Staples	0.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.1%
Communication Services	11.9%
Consumer Discretionary	13.0%
Information TechnologyFootnote Reference**	52.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	13.9%
Microsoft Corp.	10.7%
Apple, Inc.	10.3%
Alphabet, Inc., Class C	6.0%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	4.2%
Broadcom, Inc.	3.6%
Tesla, Inc.	3.5%
Visa, Inc., Class A	3.4%

C000168392
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class Y
Trading Symbol	RGRYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund benefited from a large exposure to the technology sector, which comprises the majority of the Fund’s benchmark, the Russell 1000 Growth Index (the “Index”), this overweight and stock selection drove strong returns relative to the Index. In particular, many of the largest mega-cap technology stocks in the Fund were strong all year. Despite challenging performance for growth stocks over the past few years, large-cap growth stocks have outperformed their large-cap value counterparts over 3, 10, and 15 year periods as of December 31, 2025, as measured by Russell. The Fund’s approach includes exposure to smaller, mid-cap companies, which we believe offer more compelling valuations and greater growth potential than large-cap peers.

Top contributors to performance:

  Stock selection in the health care, producer durables, and information technology sectors contributed positively to the Fund’s performance relative to the Index.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index were from stock selection in the consumer staples and financial services sectors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Growth Fund Class Y - $4,153,077	S&P 500® Index (regulatory broad based index) - $3,982,743	Russell 1000® Growth Index - $5,290,534
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,021,557	$1,119,599	$1,070,755
12/17	$1,348,934	$1,364,026	$1,394,263
12/18	$1,260,436	$1,304,223	$1,373,158
12/19	$1,640,871	$1,714,876	$1,872,842
12/20	$2,232,505	$2,030,393	$2,593,760
12/21	$2,683,892	$2,613,225	$3,309,552
12/22	$1,794,726	$2,139,947	$2,345,245
12/23	$2,603,304	$2,702,488	$3,346,155
12/24	$3,506,023	$3,378,642	$4,462,311
12/25	$4,153,077	$3,982,743	$5,290,534

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	18.46%Footnote Reference	13.22%	15.30%Footnote Reference
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 377,650,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,632,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$377,650
Number of Holdings	50
Investment Advisory Fees	$2,632
Portfolio Turnover	24%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Energy	0.3%
Consumer Staples	0.7%
Industrials	5.9%
Financials	6.6%
Health Care	9.1%
Communication Services	11.9%
Consumer Discretionary	13.0%
Information TechnologyFootnote Reference**	52.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	13.9%
Microsoft Corp.	10.7%
Apple, Inc.	10.3%
Alphabet, Inc., Class C	6.0%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.5%
Eli Lilly & Co.	4.2%
Broadcom, Inc.	3.6%
Tesla, Inc.	3.5%
Visa, Inc., Class A	3.4%

C000168412
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class A
Trading Symbol	RSIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$160	1.46%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s underperformance relative to its benchmark, the S&P North American Technology Sector Index (the "Index"), during the period was largely during the first half of the year, as the Index’s allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and the health care sector. Performance in the second half of the year was significantly improved due to style and stock selection, along with a recovery in health care stocks.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000 Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holdings will include a much more diversified set of companies relative to the Index.

Top contributors to performance:

  Stock selection in the health care sector contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s allocation to non-large cap software and services.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Science and Technology Fund Class A @ NAV - $40,320	Victory RS Science and Technology Fund Class A @ MOP - $37,998	S&P 500® Index (regulatory broad based index) - $39,827	S&P North American Technology Sector Index - $76,336
12/15	$10,000	$9,424	$10,000	$10,000
12/16	$11,380	$10,724	$11,196	$11,355
12/17	$16,471	$15,522	$13,640	$15,646
12/18	$16,351	$15,409	$13,042	$16,096
12/19	$22,780	$21,468	$17,149	$22,967
12/20	$37,592	$35,428	$20,304	$33,337
12/21	$34,116	$32,151	$26,132	$42,138
12/22	$19,272	$18,163	$21,399	$27,238
12/23	$25,549	$24,078	$27,025	$43,888
12/24	$33,960	$32,005	$33,786	$59,721
12/25	$40,320	$37,998	$39,827	$76,336

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	18.73%Footnote Reference	1.41%	14.96%
Class A @ MOP	11.90%	0.22%	14.28%
S&P 500® Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 217,118,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,017,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$217,118
Number of Holdings	75
Investment Advisory Fees	$2,017
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	0.7%
Financials	2.6%
Consumer Discretionary	4.2%
Communication Services	11.9%
Health Care	20.3%
Information TechnologyFootnote Reference**	60.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	7.7%
Meta Platforms, Inc., Class A	6.0%
AppLovin Corp., Class A	5.4%
Amazon.com, Inc.	4.2%
MACOM Technology Solutions Holdings, Inc.	2.9%
Netflix, Inc.	2.8%
Guardant Health, Inc.	2.7%
Coherent Corp.	2.5%
Monolithic Power Systems, Inc.	2.5%

C000168413
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class C
Trading Symbol	RINCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$248	2.28%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s underperformance relative to its benchmark, the S&P North American Technology Sector Index (the "Index"), during the period was largely during the first half of the year, as the Index’s allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and the health care sector. Performance in the second half of the year was significantly improved due to style and stock selection, along with a recovery in health care stocks.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000 Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holdings will include a much more diversified set of companies relative to the Index.

Top contributors to performance:

  Stock selection in the health care sector contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s allocation to non-large cap software and services.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Science and Technology Fund Class C @ NAV - $37,839	Victory RS Science and Technology Fund Class C @ CDSC - $37,839	S&P 500® Index (regulatory broad based index) - $39,827	S&P North American Technology Sector Index - $76,336
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$11,287	$11,287	$11,196	$11,355
12/17	$16,220	$16,220	$13,640	$15,646
12/18	$15,964	$15,964	$13,042	$16,096
12/19	$22,073	$22,073	$17,149	$22,967
12/20	$36,136	$36,136	$20,304	$33,337
12/21	$32,513	$32,513	$26,132	$42,138
12/22	$18,225	$18,225	$21,399	$27,238
12/23	$23,977	$23,977	$27,025	$43,888
12/24	$31,870	$31,870	$33,786	$59,721
12/25	$37,839	$37,839	$39,827	$76,336

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	17.78%Footnote Reference	0.59%	14.23%
Class C @ CDSC	16.78%	0.59%	14.23%
S&P 500® Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 217,118,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,017,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$217,118
Number of Holdings	75
Investment Advisory Fees	$2,017
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	0.7%
Financials	2.6%
Consumer Discretionary	4.2%
Communication Services	11.9%
Health Care	20.3%
Information TechnologyFootnote Reference**	60.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	7.7%
Meta Platforms, Inc., Class A	6.0%
AppLovin Corp., Class A	5.4%
Amazon.com, Inc.	4.2%
MACOM Technology Solutions Holdings, Inc.	2.9%
Netflix, Inc.	2.8%
Guardant Health, Inc.	2.7%
Coherent Corp.	2.5%
Monolithic Power Systems, Inc.	2.5%

C000168415
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class Y
Trading Symbol	RIFYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund’s underperformance relative to its benchmark, the S&P North American Technology Sector Index (the "Index"), during the period was largely during the first half of the year, as the Index’s allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and the health care sector. Performance in the second half of the year was significantly improved due to style and stock selection, along with a recovery in health care stocks.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000 Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000 Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holdings will include a much more diversified set of companies relative to the Index.

Top contributors to performance:

  Stock selection in the health care sector contributed positively to the Fund’s performance relative to the Index during the year.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s allocation to non-large cap software and services.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Science and Technology Fund Class Y - $4,127,619	S&P 500® Index (regulatory broad based index) - $3,982,743	S&P North American Technology Sector Index - $7,633,648
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,140,674	$1,119,599	$1,135,537
12/17	$1,655,202	$1,364,026	$1,564,573
12/18	$1,646,730	$1,304,223	$1,609,634
12/19	$2,299,881	$1,714,876	$2,296,677
12/20	$3,804,098	$2,030,393	$3,333,686
12/21	$3,460,114	$2,613,225	$4,213,794
12/22	$1,959,101	$2,139,947	$2,723,805
12/23	$2,603,724	$2,702,488	$4,388,812
12/24	$3,468,573	$3,378,642	$5,972,137
12/25	$4,127,619	$3,982,743	$7,633,648

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	19.00%Footnote Reference	1.65%	15.23%Footnote Reference
S&P 500® Index	17.88%	14.42%	14.82%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 217,118,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,017,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$217,118
Number of Holdings	75
Investment Advisory Fees	$2,017
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Consumer Staples	0.7%
Financials	2.6%
Consumer Discretionary	4.2%
Communication Services	11.9%
Health Care	20.3%
Information TechnologyFootnote Reference**	60.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	10.2%
Microsoft Corp.	7.7%
Meta Platforms, Inc., Class A	6.0%
AppLovin Corp., Class A	5.4%
Amazon.com, Inc.	4.2%
MACOM Technology Solutions Holdings, Inc.	2.9%
Netflix, Inc.	2.8%
Guardant Health, Inc.	2.7%
Coherent Corp.	2.5%
Monolithic Power Systems, Inc.	2.5%

C000168344
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class A
Trading Symbol	GUBGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$128	1.13%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS International Fund Class A @ NAV - $22,664	Victory RS International Fund Class A @ MOP - $21,354	MSCI EAFE Index (regulatory broad based index) - $21,959
12/15	$10,000	$9,422	$10,000
12/16	$10,241	$9,649	$10,100
12/17	$12,827	$12,086	$12,628
12/18	$11,462	$10,799	$10,887
12/19	$13,951	$13,144	$13,284
12/20	$14,725	$13,874	$14,322
12/21	$16,794	$15,823	$15,935
12/22	$14,126	$13,309	$13,632
12/23	$16,925	$15,947	$16,118
12/24	$17,838	$16,807	$16,735
12/25	$22,664	$21,354	$21,959

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	27.06%Footnote Reference	9.01%	8.53%
Class A @ MOP	19.78%	7.73%	7.88%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 588,080,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,953,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

C000168345
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class C
Trading Symbol	RIGCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$213	1.88%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS International Fund Class C @ NAV - $21,358	Victory RS International Fund Class C @ CDSC - $21,358	MSCI EAFE Index (regulatory broad based index) - $21,959
12/15	$10,000	$10,000	$10,000
12/16	$10,177	$10,177	$10,100
12/17	$12,645	$12,645	$12,628
12/18	$11,224	$11,224	$10,887
12/19	$13,547	$13,547	$13,284
12/20	$14,191	$14,191	$14,322
12/21	$16,069	$16,069	$15,935
12/22	$13,417	$13,417	$13,632
12/23	$15,950	$15,950	$16,118
12/24	$16,810	$16,810	$16,735
12/25	$21,358	$21,358	$21,959

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	26.08%Footnote Reference	8.19%	7.88%
Class C @ CDSC	25.08%	8.19%	7.88%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 588,080,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,953,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

C000168346
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R
Trading Symbol	RIGKX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$156	1.38%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS International Fund Class R - $22,062	MSCI EAFE Index (regulatory broad based index) - $21,959
12/15	$10,000	$10,000
12/16	$10,206	$10,100
12/17	$12,742	$12,628
12/18	$11,360	$10,887
12/19	$13,788	$13,284
12/20	$14,506	$14,322
12/21	$16,515	$15,935
12/22	$13,858	$13,632
12/23	$16,559	$16,118
12/24	$17,402	$16,735
12/25	$22,062	$21,959

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	26.78%Footnote Reference	8.75%	8.23%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 588,080,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,953,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

C000213174
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R6
Trading Symbol	RSIRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS International Fund Class R6 - $17,742	MSCI EAFE Index (regulatory broad based index) - $17,799
5/19Footnote Reference*	$10,000	$10,000
12/19	$10,724	$10,767
12/20	$11,357	$11,608
12/21	$12,983	$12,916
12/22	$10,962	$11,049
12/23	$13,173	$13,064
12/24	$13,924	$13,564
12/25	$17,742	$17,799

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	27.42%Footnote Reference	9.33%	8.98%
MSCI EAFE Index	31.22%	8.92%	9.03%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 588,080,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,953,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

C000168347
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class Y
Trading Symbol	RSIGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the financials, real estate, consumer staples, and utilities sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI EAFE Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Switzerland.

Top detractors from performance:

  Stock selection in the consumer discretionary, industrials, communication services, and materials sectors detracted from the Fund’s performance relative to the Index.

  By region, stock selection in Europe, Japan, and the Asia/Pacific markets (excluding Japan) detracted from the Fund’s performance relative to the Index.

  Country-level detractors included Denmark, Ireland, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS International Fund Class Y - $23,239	MSCI EAFE Index (regulatory broad based index) - $21,959
12/15	$10,000	$10,000
12/16	$10,269	$10,100
12/17	$12,894	$12,628
12/18	$11,555	$10,887
12/19	$14,090	$13,284
12/20	$14,907	$14,322
12/21	$17,051	$15,935
12/22	$14,373	$13,632
12/23	$17,269	$16,118
12/24	$18,245	$16,735
12/25	$23,239	$21,959

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	27.38%Footnote Reference	9.29%	8.80%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 588,080,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 3,953,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$588,080
Number of Holdings	80
Investment Advisory Fees	$3,953
Portfolio Turnover	29%

C000168340
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class A
Trading Symbol	RSGGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Global Fund Class A @ NAV - $33,610	Victory RS Global Fund Class A @ MOP - $31,665	MSCI All Country World Index (regulatory broad based index) - $30,301
12/15	$10,000	$9,421	$10,000
12/16	$10,667	$10,050	$10,787
12/17	$13,279	$12,510	$13,372
12/18	$12,555	$11,828	$12,113
12/19	$16,366	$15,419	$15,335
12/20	$19,149	$18,041	$17,827
12/21	$23,437	$22,081	$21,132
12/22	$18,986	$17,888	$17,251
12/23	$24,041	$22,650	$21,081
12/24	$28,767	$27,103	$24,769
12/25	$33,610	$31,665	$30,301

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	16.83%Footnote Reference	11.91%	12.89%
Class A @ MOP	10.11%	10.60%	12.22%
MSCI All Country World Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,740,752,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 8,970,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%

C000168341
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class C
Trading Symbol	RGGCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$173	1.60%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Global Fund Class C @ NAV - $31,661	Victory RS Global Fund Class C @ CDSC - $31,661	MSCI All Country World Index (regulatory broad based index) - $30,301
12/15	$10,000	$10,000	$10,000
12/16	$10,592	$10,592	$10,787
12/17	$13,078	$13,078	$13,372
12/18	$12,267	$12,267	$12,113
12/19	$15,889	$15,889	$15,335
12/20	$18,442	$18,442	$17,827
12/21	$22,411	$22,411	$21,132
12/22	$18,017	$18,017	$17,251
12/23	$22,647	$22,647	$21,081
12/24	$27,099	$27,099	$24,769
12/25	$31,661	$31,661	$30,301

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	15.95%Footnote Reference	11.08%	12.22%
Class C @ CDSC	14.95%	11.08%	12.22%
MSCI All Country World Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,740,752,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 8,970,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%

C000168342
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R
Trading Symbol	RGGKX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Global Fund Class R - $40,231	MSCI All Country World Index (regulatory broad based index) - $30,301
12/15	$10,000	$10,000
12/16	$13,057	$10,787
12/17	$16,202	$13,372
12/18	$15,282	$12,113
12/19	$19,882	$15,335
12/20	$23,201	$17,827
12/21	$28,332	$21,132
12/22	$22,895	$17,251
12/23	$28,914	$21,081
12/24	$34,522	$24,769
12/25	$40,231	$30,301

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	16.54%Footnote Reference	11.64%	14.94%
MSCI All Country World Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,740,752,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 8,970,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%

C000213170
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R6
Trading Symbol	RGGRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Global Fund Class R6 - $23,512	MSCI All Country World Index (regulatory broad based index) - $21,645
5/19Footnote Reference*	$10,000	$10,000
12/19	$11,247	$10,954
12/20	$13,188	$12,734
12/21	$16,201	$15,095
12/22	$13,154	$12,323
12/23	$16,708	$15,059
12/24	$20,056	$17,693
12/25	$23,512	$21,645

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	17.23%Footnote Reference	12.26%	13.68%
MSCI All Country World Index	22.34%	11.19%	12.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,740,752,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 8,970,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%

C000168343
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class Y
Trading Symbol	RGGYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Stock selection in the materials, utilities, real estate, and financials sectors contributed positively to the Fund’s performance relative to the Fund’s benchmark, the MSCI All Country World Index (the “Index”).

  From a regional perspective, stock selection in the United Kingdom contributed positively to the Fund’s performance relative to the Index.

  Country-level contributors included Spain, Austria, and Taiwan.

Top detractors from performance:

  Stock selection in the information technology, consumer discretionary, and communication services sectors detracted from the Fund’s performance relative to the Index.

  Stock selection in most regions, particularly in North America, detracted from the Fund’s performance relative to the Index.

  Country-level detractors included the United States, South Africa, and Australia.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory RS Global Fund Class Y - $3,449,834	MSCI All Country World Index (regulatory broad based index) - $3,030,147
12/15	$1,000,000	$1,000,000
12/16	$1,070,112	$1,078,653
12/17	$1,334,994	$1,337,208
12/18	$1,266,035	$1,211,298
12/19	$1,654,601	$1,533,460
12/20	$1,940,428	$1,782,727
12/21	$2,382,383	$2,113,199
12/22	$1,934,087	$1,725,149
12/23	$2,454,972	$2,108,148
12/24	$2,945,325	$2,476,860
12/25	$3,449,834	$3,030,147

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	17.13%Footnote Reference	12.20%	13.18%
MSCI All Country World Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,740,752,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 8,970,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,740,752
Number of Holdings	101
Investment Advisory Fees	$8,970
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Utilities	2.7%
Energy	3.1%
Materials	3.4%
Consumer Staples	5.3%
Health Care	9.4%
Industrials	9.5%
Consumer Discretionary	9.7%
Communication Services	9.7%
Financials	16.9%
Information Technology	25.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.2%
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Alphabet, Inc., Class C	4.1%
Amazon.com, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Meta Platforms, Inc., Class A	2.1%
Eli Lilly & Co.	1.9%
Mastercard, Inc., Class A	1.8%
JPMorgan Chase & Co.	1.8%

C000168370
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class A
Trading Symbol	RLDAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Low Duration Bond Fund Class A @ NAV - $12,608	Victory Low Duration Bond Fund Class A @ MOP - $12,323	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,199	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,992
12/15	$10,000	$9,774	$10,000	$10,000
12/16	$10,180	$9,950	$10,265	$10,086
12/17	$10,329	$10,096	$10,628	$10,129
12/18	$10,405	$10,170	$10,629	$10,287
12/19	$10,770	$10,527	$11,556	$10,657
12/20	$11,185	$10,932	$12,423	$10,993
12/21	$11,264	$11,009	$12,232	$10,927
12/22	$10,856	$10,611	$10,641	$10,510
12/23	$11,361	$11,104	$11,229	$10,961
12/24	$11,942	$11,672	$11,369	$11,403
12/25	$12,608	$12,323	$12,199	$11,992

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	5.58%	2.42%	2.34%
Class A @ MOP	3.18%	1.97%	2.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.17%	1.76%	1.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 90,051,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 430,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$90,051
Number of Holdings	254
Investment Advisory Fees	$430
Portfolio Turnover	26%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	31.6%
Asset-Backed Securities	23.8%
Yankee Dollars	13.0%
Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	11.4%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.7%

Material Fund Change [Text Block]
C000168371
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class C
Trading Symbol	RLDCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$166	1.62%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Low Duration Bond Fund Class C @ NAV - $11,868	Victory Low Duration Bond Fund Class C @ CDSC - $11,868	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,199	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,992
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,094	$10,094	$10,265	$10,086
12/17	$10,164	$10,164	$10,628	$10,129
12/18	$10,160	$10,160	$10,629	$10,287
12/19	$10,445	$10,445	$11,556	$10,657
12/20	$10,764	$10,764	$12,423	$10,993
12/21	$10,756	$10,756	$12,232	$10,927
12/22	$10,297	$10,297	$10,641	$10,510
12/23	$10,694	$10,694	$11,229	$10,961
12/24	$11,241	$11,241	$11,369	$11,403
12/25	$11,868	$11,868	$12,199	$11,992

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	4.69%	1.64%	1.73%
Class C @ CDSC	3.69%	1.64%	1.73%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.17%	1.76%	1.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 90,051,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 430,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$90,051
Number of Holdings	254
Investment Advisory Fees	$430
Portfolio Turnover	26%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	31.6%
Asset-Backed Securities	23.8%
Yankee Dollars	13.0%
Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	11.4%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.7%

Material Fund Change [Text Block]
C000168373
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSDYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Low Duration Bond Fund Class Y - $1,290,619	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,219,928	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $1,199,244
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,020,383	$1,026,472	$1,008,629
12/17	$1,037,857	$1,062,829	$1,012,923
12/18	$1,047,848	$1,062,948	$1,028,722
12/19	$1,087,199	$1,155,604	$1,065,679
12/20	$1,131,596	$1,242,350	$1,099,326
12/21	$1,142,271	$1,223,195	$1,092,707
12/22	$1,104,571	$1,064,054	$1,051,022
12/23	$1,157,414	$1,122,884	$1,096,135
12/24	$1,220,668	$1,136,922	$1,140,302
12/25	$1,290,619	$1,219,928	$1,199,244

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	5.73%	2.66%	2.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.17%	1.76%	1.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 90,051,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 430,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$90,051
Number of Holdings	254
Investment Advisory Fees	$430
Portfolio Turnover	26%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	31.6%
Asset-Backed Securities	23.8%
Yankee Dollars	13.0%
Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	11.4%
U.S. Government Agency Mortgages	3.1%
OtherFootnote Reference**	0.7%

Material Fund Change [Text Block]
C000168374
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class A
Trading Symbol	GUHYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory High Yield Fund Class A @ NAV - $18,156	Victory High Yield Fund Class A @ MOP - $17,762	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,721	Bloomberg U.S. Corporate High Yield Index - $18,820
12/15	$10,000	$9,783	$10,000	$10,000
12/16	$11,540	$11,289	$10,391	$11,713
12/17	$12,685	$12,410	$10,816	$12,592
12/18	$12,720	$12,444	$10,789	$12,330
12/19	$14,616	$14,299	$11,791	$14,095
12/20	$15,729	$15,387	$12,684	$15,098
12/21	$16,494	$16,135	$12,544	$15,895
12/22	$13,711	$13,413	$10,914	$14,116
12/23	$15,286	$14,953	$11,588	$16,014
12/24	$16,550	$16,190	$11,824	$17,326
12/25	$18,156	$17,762	$12,721	$18,820

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	9.71%	2.91%	6.15%
Class A @ MOP	7.33%	2.44%	5.91%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 122,333,000
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 743,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$122,333
Number of Holdings	373
Investment Advisory Fees	$743
Portfolio Turnover	78%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	61.8%
Yankee Dollars	15.6%
Senior Secured Loans	5.7%
Exchange-Traded Funds	3.7%
OtherFootnote Reference**	2.1%

Material Fund Change [Text Block]
C000168375
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class C
Trading Symbol	RHYCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$178	1.70%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory High Yield Fund Class C @ NAV - $17,186	Victory High Yield Fund Class C @ CDSC - $17,186	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,721	Bloomberg U.S. Corporate High Yield Index - $18,820
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$11,458	$11,458	$10,391	$11,713
12/17	$12,511	$12,511	$10,816	$12,592
12/18	$12,458	$12,458	$10,789	$12,330
12/19	$14,232	$14,232	$11,791	$14,095
12/20	$15,183	$15,183	$12,684	$15,098
12/21	$15,830	$15,830	$12,544	$15,895
12/22	$13,074	$13,074	$10,914	$14,116
12/23	$14,468	$14,468	$11,588	$16,014
12/24	$15,665	$15,665	$11,824	$17,326
12/25	$17,186	$17,186	$12,721	$18,820

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	8.90%	2.17%	5.56%
Class C @ CDSC	7.90%	2.17%	5.56%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 122,333,000
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 743,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$122,333
Number of Holdings	373
Investment Advisory Fees	$743
Portfolio Turnover	78%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	61.8%
Yankee Dollars	15.6%
Senior Secured Loans	5.7%
Exchange-Traded Funds	3.7%
OtherFootnote Reference**	2.1%

Material Fund Change [Text Block]
C000168376
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class R
Trading Symbol	RHYKX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory High Yield Fund Class R - $17,634	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,721	Bloomberg U.S. Corporate High Yield Index - $18,820
12/15	$10,000	$10,000	$10,000
12/16	$11,478	$10,391	$11,713
12/17	$12,585	$10,816	$12,592
12/18	$12,576	$10,789	$12,330
12/19	$14,397	$11,791	$14,095
12/20	$15,439	$12,684	$15,098
12/21	$16,142	$12,544	$15,895
12/22	$13,387	$10,914	$14,116
12/23	$14,871	$11,588	$16,014
12/24	$16,122	$11,824	$17,326
12/25	$17,634	$12,721	$18,820

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	9.18%	2.69%	5.84%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 122,333,000
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 743,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$122,333
Number of Holdings	373
Investment Advisory Fees	$743
Portfolio Turnover	78%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	61.8%
Yankee Dollars	15.6%
Senior Secured Loans	5.7%
Exchange-Traded Funds	3.7%
OtherFootnote Reference**	2.1%

Material Fund Change [Text Block]
C000168377
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class Y
Trading Symbol	RSYYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory High Yield Fund Class Y - $1,868,101	Bloomberg U.S. Universal Index (regulatory broad based index) - $1,272,101	Bloomberg U.S. Corporate High Yield Index - $1,882,040
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,157,239	$1,039,098	$1,171,299
12/17	$1,275,697	$1,081,612	$1,259,199
12/18	$1,282,343	$1,078,852	$1,232,975
12/19	$1,477,878	$1,179,091	$1,409,530
12/20	$1,592,058	$1,268,427	$1,509,803
12/21	$1,676,590	$1,254,428	$1,589,476
12/22	$1,398,569	$1,091,442	$1,411,635
12/23	$1,563,815	$1,158,817	$1,601,435
12/24	$1,694,726	$1,182,446	$1,732,645
12/25	$1,868,101	$1,272,101	$1,882,040

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	10.03%	3.25%	6.45%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 122,333,000
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 743,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$122,333
Number of Holdings	373
Investment Advisory Fees	$743
Portfolio Turnover	78%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	61.8%
Yankee Dollars	15.6%
Senior Secured Loans	5.7%
Exchange-Traded Funds	3.7%
OtherFootnote Reference**	2.1%

Material Fund Change [Text Block]
C000168384
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class A
Trading Symbol	RSFLX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocations to holdings and issue selection in the health care sector contributed positively to performance relative to the Fund’s benchmark, the Morningstar LSTA US Leveraged Loan Index (the “Index”).

  Security selection in the automotive, consumer products, and pharmaceuticals sectors contributed positively to the Fund’s performance relative to the Index.

  The Fund’s exposures to corporate bonds not represented in the Index contributed positively to the performance relative to the Index.

  The Fund’s allocation to Exchange-Traded Funds that invest in senior secured loans contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financial institution sector detracted from performance relative to the Index.

  Security selection in the building materials, media & entertainment, and retailing sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s investments in lower-quality, higher-yielding loans modestly detracted from performance relative to the Index.

  The Fund's cash holdings maintained for liquidity purposes detracted from performance relative to the Index because the Index does not reflect any cash holdings.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Floating Rate Fund Class A @ NAV - $16,360	Victory Floating Rate Fund Class A @ MOP - $15,990	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,199	Morningstar LSTA US Leveraged Loan Index - $17,617
12/15	$10,000	$9,774	$10,000	$10,000
12/16	$11,235	$10,981	$10,265	$11,014
12/17	$11,657	$11,394	$10,628	$11,466
12/18	$11,707	$11,442	$10,629	$11,520
12/19	$12,811	$12,521	$11,556	$12,516
12/20	$13,426	$13,123	$12,423	$12,907
12/21	$13,949	$13,633	$12,232	$13,578
12/22	$12,970	$12,677	$10,641	$13,470
12/23	$14,143	$13,823	$11,229	$15,260
12/24	$15,323	$14,976	$11,369	$16,636
12/25	$16,360	$15,990	$12,199	$17,617

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	6.77%	4.03%	5.05%
Class A @ MOP	4.31%	3.57%	4.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar LSTA US Leveraged Loan Index	5.90%	6.42%	5.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 372,410,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 2,650,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$372,410
Number of Holdings	195
Investment Advisory Fees	$2,650
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.9%
Cash Flow CLO	1.0%
Energy	3.0%
Materials	3.3%
Information Technology	5.3%
Communication Services	5.9%
Health Care	11.8%
Consumer Discretionary	12.9%
Industrials	16.8%
FinancialsFootnote Reference**	29.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Air Methods Corp.	2.8%
Invesco Senior Loan ETF	2.3%
State Street Blackstone Senior Loan ETF	2.2%
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps), 12/26/28	1.9%
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps), 6/4/31	1.6%
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31	1.3%
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97% (SOFR01M+225bps), 4/1/31	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps), 5/19/31	1.3%
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75% (SOFR03M+175bps), 11/29/30	1.3%
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps), 4/16/29	1.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was subadvised by Amundi Asset Management US, Inc. through February 28, 2025, pursuant to an Interim Investment Sub-Advisory Agreement with Amundi US.  Effective February 28, 2025, Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of Pioneer Investments, a Victory Capital investment franchise.

C000168385
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class C
Trading Symbol	RSFCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$185	1.80%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocations to holdings and issue selection in the health care sector contributed positively to performance relative to the Fund’s benchmark, the Morningstar LSTA US Leveraged Loan Index (the “Index”).

  Security selection in the automotive, consumer products, and pharmaceuticals sectors contributed positively to the Fund’s performance relative to the Index.

  The Fund’s exposures to corporate bonds not represented in the Index contributed positively to the performance relative to the Index.

  The Fund’s allocation to Exchange-Traded Funds that invest in senior secured loans contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financial institution sector detracted from performance relative to the Index.

  Security selection in the building materials, media & entertainment, and retailing sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s investments in lower-quality, higher-yielding loans modestly detracted from performance relative to the Index.

  The Fund's cash holdings maintained for liquidity purposes detracted from performance relative to the Index because the Index does not reflect any cash holdings.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Floating Rate Fund Class C @ NAV - $15,365	Victory Floating Rate Fund Class C @ CDSC - $15,365	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $12,199	Morningstar LSTA US Leveraged Loan Index - $17,617
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$11,157	$11,157	$10,265	$11,014
12/17	$11,484	$11,484	$10,628	$11,466
12/18	$11,441	$11,441	$10,629	$11,520
12/19	$12,413	$12,413	$11,556	$12,516
12/20	$12,905	$12,905	$12,423	$12,907
12/21	$13,298	$13,298	$12,232	$13,578
12/22	$12,265	$12,265	$10,641	$13,470
12/23	$13,282	$13,282	$11,229	$15,260
12/24	$14,390	$14,390	$11,369	$16,636
12/25	$15,365	$15,365	$12,199	$17,617

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	5.90%	3.21%	4.39%
Class C @ CDSC	4.92%	3.21%	4.39%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar LSTA US Leveraged Loan Index	5.90%	6.42%	5.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 372,410,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 2,650,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$372,410
Number of Holdings	195
Investment Advisory Fees	$2,650
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.9%
Cash Flow CLO	1.0%
Energy	3.0%
Materials	3.3%
Information Technology	5.3%
Communication Services	5.9%
Health Care	11.8%
Consumer Discretionary	12.9%
Industrials	16.8%
FinancialsFootnote Reference**	29.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Air Methods Corp.	2.8%
Invesco Senior Loan ETF	2.3%
State Street Blackstone Senior Loan ETF	2.2%
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps), 12/26/28	1.9%
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps), 6/4/31	1.6%
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31	1.3%
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97% (SOFR01M+225bps), 4/1/31	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps), 5/19/31	1.3%
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75% (SOFR03M+175bps), 11/29/30	1.3%
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps), 4/16/29	1.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was subadvised by Amundi Asset Management US, Inc. through February 28, 2025, pursuant to an Interim Investment Sub-Advisory Agreement with Amundi US.  Effective February 28, 2025, Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of Pioneer Investments, a Victory Capital investment franchise.

C000168387
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class Y
Trading Symbol	RSFYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocations to holdings and issue selection in the health care sector contributed positively to performance relative to the Fund’s benchmark, the Morningstar LSTA US Leveraged Loan Index (the “Index”).

  Security selection in the automotive, consumer products, and pharmaceuticals sectors contributed positively to the Fund’s performance relative to the Index.

  The Fund’s exposures to corporate bonds not represented in the Index contributed positively to the performance relative to the Index.

  The Fund’s allocation to Exchange-Traded Funds that invest in senior secured loans contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financial institution sector detracted from performance relative to the Index.

  Security selection in the building materials, media & entertainment, and retailing sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s investments in lower-quality, higher-yielding loans modestly detracted from performance relative to the Index.

  The Fund's cash holdings maintained for liquidity purposes detracted from performance relative to the Index because the Index does not reflect any cash holdings.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Floating Rate Fund Class Y - $1,674,163	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,219,928	Morningstar LSTA US Leveraged Loan Index - $1,761,747
12/15	$1,000,000	$1,000,000	$1,000,000
12/16	$1,127,112	$1,026,472	$1,101,396
12/17	$1,171,943	$1,062,829	$1,146,641
12/18	$1,179,489	$1,062,948	$1,152,010
12/19	$1,293,328	$1,155,604	$1,251,566
12/20	$1,356,956	$1,242,350	$1,290,668
12/21	$1,412,913	$1,223,195	$1,357,815
12/22	$1,316,779	$1,064,054	$1,347,032
12/23	$1,439,007	$1,122,884	$1,526,046
12/24	$1,564,437	$1,136,922	$1,663,554
12/25	$1,674,163	$1,219,928	$1,761,747

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	7.01%	4.29%	5.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar LSTA US Leveraged Loan Index	5.90%	6.42%	5.83%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 372,410,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 2,650,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$372,410
Number of Holdings	195
Investment Advisory Fees	$2,650
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.9%
Cash Flow CLO	1.0%
Energy	3.0%
Materials	3.3%
Information Technology	5.3%
Communication Services	5.9%
Health Care	11.8%
Consumer Discretionary	12.9%
Industrials	16.8%
FinancialsFootnote Reference**	29.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Air Methods Corp.	2.8%
Invesco Senior Loan ETF	2.3%
State Street Blackstone Senior Loan ETF	2.2%
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps), 12/26/28	1.9%
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps), 6/4/31	1.6%
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31	1.3%
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97% (SOFR01M+225bps), 4/1/31	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps), 5/19/31	1.3%
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75% (SOFR03M+175bps), 11/29/30	1.3%
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps), 4/16/29	1.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was subadvised by Amundi Asset Management US, Inc. through February 28, 2025, pursuant to an Interim Investment Sub-Advisory Agreement with Amundi US.  Effective February 28, 2025, Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of Pioneer Investments, a Victory Capital investment franchise.

C000219868
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Member Class
Trading Symbol	RSFMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocations to holdings and issue selection in the health care sector contributed positively to performance relative to the Fund’s benchmark, the Morningstar LSTA US Leveraged Loan Index (the “Index”).

  Security selection in the automotive, consumer products, and pharmaceuticals sectors contributed positively to the Fund’s performance relative to the Index.

  The Fund’s exposures to corporate bonds not represented in the Index contributed positively to the performance relative to the Index.

  The Fund’s allocation to Exchange-Traded Funds that invest in senior secured loans contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financial institution sector detracted from performance relative to the Index.

  Security selection in the building materials, media & entertainment, and retailing sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s investments in lower-quality, higher-yielding loans modestly detracted from performance relative to the Index.

  The Fund's cash holdings maintained for liquidity purposes detracted from performance relative to the Index because the Index does not reflect any cash holdings.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Floating Rate Fund Member Class - $12,820	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,922	Morningstar LSTA US Leveraged Loan Index - $14,133
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$10,430	$10,104	$10,354
12/21	$10,862	$9,948	$10,892
12/22	$10,116	$8,654	$10,806
12/23	$11,047	$9,133	$12,242
12/24	$11,988	$9,247	$13,345
12/25	$12,820	$9,922	$14,133

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Member Class	6.95%	4.21%	4.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.15%
Morningstar LSTA US Leveraged Loan Index	5.90%	6.42%	6.93%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 372,410,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 2,650,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$372,410
Number of Holdings	195
Investment Advisory Fees	$2,650
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Real Estate	0.9%
Cash Flow CLO	1.0%
Energy	3.0%
Materials	3.3%
Information Technology	5.3%
Communication Services	5.9%
Health Care	11.8%
Consumer Discretionary	12.9%
Industrials	16.8%
FinancialsFootnote Reference**	29.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Air Methods Corp.	2.8%
Invesco Senior Loan ETF	2.3%
State Street Blackstone Senior Loan ETF	2.2%
Knight Health Holdings LLC, Term B Loan, First Lien, 9.08% (SOFR01M+525bps), 12/26/28	1.9%
Gates Global LLC, Initial B-5 Dollar Term Loan, First Lien, 5.47% (SOFR01M+175bps), 6/4/31	1.6%
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.92% (SOFR03M+325bps), 2/14/31	1.3%
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.97% (SOFR01M+225bps), 4/1/31	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 7.65% (SOFR03M+375bps), 5/19/31	1.3%
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, First Lien, 5.75% (SOFR03M+175bps), 11/29/30	1.3%
Light & Wonder International, Inc., Term B-2 Loan, First Lien, 5.99% (SOFR01M+225bps), 4/16/29	1.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was subadvised by Amundi Asset Management US, Inc. through February 28, 2025, pursuant to an Interim Investment Sub-Advisory Agreement with Amundi US.  Effective February 28, 2025, Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of Pioneer Investments, a Victory Capital investment franchise.